UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Item 1.	Reports to Stockholders

Fidelity® International High Dividend ETF

Fidelity International Value Factor ETF

Annual Report

October 31, 2018

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2018 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report	2

Market Recap

International equities returned -8.08% for the 12 months ending October 31, 2018, according to the MSCI ACWI (All Country World Index) ex USA Index. A modestly positive first half of the period gave way to a confluence of overwhelmingly negative factors – including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China’s stock market – that yielded a -11% second-half return. The index lost 8% in October alone, its largest monthly drop in more than six years. Among sectors, new-media-infused communications services (-15%) was hit the hardest, while economically sensitive consumer discretionary (-13%), information technology (-12%), financials (-10%), industrials (-9%) and materials (-7%) stocks also fared poorly. Even the more defensive real estate (-9%), utilities (-6%) and consumer staples (-5%) sectors weren’t spared this period. Conversely, elevated crude-oil prices fueled a positive return for energy (+7%), the top-performing sector, followed by the relatively stable-growing health care segment (+2%). Regionally, emerging markets (-12%) fared the worst, hampered by the impact of foreign exchange and concerns about economic weakness in China, India and South Korea. Sluggish growth also pressured shares in continental Europe (-9%). Stocks in Japan (-3%) and the U.K. (-4%) held up better, followed by Canada (-5%) and Asia-Pacific ex Japan (-6%).

3	Annual Report

Fidelity® International High Dividend ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® International High Dividend ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended October 31, 2018
Cumulative Total Returns	Life of fund
Fidelity International High Dividend ETF – NAVA	-15.44%
Fidelity International High Dividend ETF – Market PriceB	-16.51%
Fidelity International High Dividend IndexA	-15.12%
S&P 500 IndexA	-0.87%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended September 30, 2018
Cumulative Total Returns	Life of fund
Fidelity International High Dividend ETF – NAVA	-8.92%
Fidelity International High Dividend ETF – Market PriceB	-9.82%
Fidelity International High Dividend IndexA	-8.64%
S&P 500 IndexA	6.40%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity International High Dividend ETF’s cumulative total return and show you what would have happened if Fidelity International High Dividend ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From January 16, 2018.

B	From January 18, 2018, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.39%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity International High Dividend ETF – NAV on January 16, 2018, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity International High Dividend Index performed over the same period.

Annual Report	4

Fidelity International High Dividend ETF

Management’s Discussion of Fund Performance

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:

Between the fund’s inception date on January 16, 2018, and its fiscal year end on October 31, 2018, the fund returned -15.44%, compared with a return of -15.12% for the benchmark Fidelity International High Dividend Index. (Note: The fund may use fair-value pricing techniques to better reflect the value of foreign securities whose prices may be stale due to differences in market-closure times and dates around the world. Fair-value pricing is a common industry adjustment process that attempts to best represent the value of fund holdings as of the close in trading in U.S. markets, accounting for any major changes occurring after the close of foreign markets. The Fidelity International High Dividend Index does not engage in fair-value pricing; differences between fund and index pricing methodologies may cause short-term discrepancies in performance, which tend to smooth out over time.) The biggest individual detractor in absolute terms was U.K.-based communication services provider Vodafone Group, as a slowdown in the company’s organic growth appeared to concern investors. Shares of French utility company Engie lost ground during the period, as did those of U.K.-based advertising and public relations company WPP, whose shares fell sharply in late October due to weak financial results. Also detracting was Australian telecommunication services company Telstra, which forecasted disappointing earnings for full-year 2018, and Australian utility company AGL Energy. On the positive side, the fund benefited from a position in Luxembourg-based communication services provider SES, whose shares gained significant ground this period. A higher oil price for much of the period boosted the earnings and share price of U.K.-based energy giant BP, while Japanese utility Chugoku Electric Power Company (which was not held at period end) also fared well this period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s sub-adviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

5	Annual Report

Fidelity International High Dividend ETF

Investment Summary (Unaudited)

Geographic Diversification as of October 31, 2018

*	Includes Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of October 31, 2018
% of fund’s net assets
Telstra Corp. Ltd.	3.5
BT Group PLC	3.4
Royal Dutch Shell PLC Class B	3.3
Vodafone Group PLC	2.7
SSE PLC	2.7
Engie S.A.	2.6
TOTAL S.A.	2.6
BP PLC	2.5
SES S.A.	2.3
Toyota Motor Corp.	2.3

27.9

Top Market Sectors as of October 31, 2018
% of fund’s net assets
Financials	29.5
Consumer Discretionary	18.7
Energy	15.5
Communication Services	9.6
Utilities	9.4
Industrials	9.0
Consumer Staples	3.9
Health Care	2.9
Materials	1.1

Asset Allocation as of October 31, 2018
% of funds’s net assets
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

Annual Report	6

Fidelity® International Value Factor ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® International Value Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended October 31, 2018
Cumulative Total Returns	Life of fund
Fidelity International Value Factor ETF – NAVA	-14.46%
Fidelity International Value Factor ETF – Market PriceB	-15.47%
Fidelity International Value Factor IndexA	-14.15%
S&P 500 IndexA	-0.87%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended September 30, 2018
Cumulative Total Returns	Life of fund
Fidelity International Value Factor ETF – NAVA	-6.80%
Fidelity International Value Factor ETF – Market PriceB	-8.04%
Fidelity International Value Factor IndexA	-6.52%
S&P 500 IndexA	6.40%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity International Value Factor ETF’s cumulative total return and show you what would have happened if Fidelity International Value Factor ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From January 16, 2018.

B	From January 18, 2018, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.39%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity International Value Factor ETF – NAV on January 16, 2018, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity International Value Factor Index performed over the same period.

7	Annual Report

Fidelity International Value Factor ETF

Management’s Discussion of Fund Performance

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:

Between the fund’s inception date on January 16, 2018, and its fiscal year end on October 31, 2018, the fund returned -14.46%, compared with a return of -14.15% for the benchmark Fidelity International Value Factor Index. (Note: The fund may use fair-value pricing techniques to better reflect the value of foreign securities whose prices may be stale due to differences in market-closure times and dates around the world. Fair-value pricing is a common industry adjustment process that attempts to best represent the value of fund holdings as of the close in trading in U.S. markets, accounting for any major changes occurring after the close of foreign markets. The Fidelity International Value Focus Index does not engage in fair-value pricing; differences between fund and index pricing methodologies may cause short-term discrepancies in performance, which tend to smooth out over time.) The biggest individual detractor in absolute terms was German airline company Lufthansa, whose challenges this period included disappointing revenue growth reported in April. Weak financial results also weighed on German financial services giant Deutsche Bank. U.K.-based communication services provider Vodafone Group also struggled, as a slowdown in organic growth appeared to concern investors, while Italian banking stocks Banco BPM and UniCredit both faced difficulty amid heightened political and economic uncertainty in Italy. On the positive side, the fund benefited from a brief position in U.K.-based delivery service Royal Mail; this stock was rebalanced out of the index early in the year, prior to a subsequent downturn in the stock for much of the reporting period. Communication services provider SES (which we did not hold at period end), based in Luxembourg, also added value, as did Japanese drug maker Astellas Pharma and Norwegian seafood company Marine Harvest.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s sub-adviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report	8

Fidelity International Value Factor ETF

Investment Summary (Unaudited)

Geographic Diversification as of October 31, 2018

*	Includes Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of October 31, 2018
% of fund’s net assets
Nestle S.A.	2.3
Royal Dutch Shell PLC Class B	2.1
Novartis AG	1.9
Toyota Motor Corp.	1.6
Anglo American PLC	1.6
SAP SE	1.6
Roche Holding AG	1.5
Nippon Steel & Sumitomo Metal Corp.	1.5
Allianz SE	1.4
TOTAL S.A.	1.4

16.9

Top Market Sectors as of October 31, 2018
% of fund’s net assets
Financials	20.8
Industrials	15.1
Health Care	10.9
Consumer Staples	10.8
Consumer Discretionary	10.5
Materials	7.5
Energy	7.4
Information Technology	6.4
Communication Services	4.1
Utilities	3.2

Asset Allocation as of October 31, 2018
% of funds’s net assets
Stocks	99.4%
Net Other Assets (Liabilities)	0.6%

9	Annual Report

Fidelity International High Dividend ETF

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks – 99.6%
	Shares	Value
AUSTRALIA – 10.9%
AGL Energy Ltd.	30,010	$382,528
BHP Billiton PLC	1,446	28,846
Fortescue Metals Group Ltd.	10,367	29,366
National Australia Bank Ltd.	13,991	250,572
Sonic Healthcare Ltd.	1,640	26,189
Telstra Corp. Ltd.	297,166	648,149
Wesfarmers Ltd.	1,789	59,062
Westpac Banking Corp.	14,150	268,790
Woodside Petroleum Ltd.	13,433	331,513

TOTAL AUSTRALIA		2,025,015

BELGIUM – 0.3%
Anheuser-Busch InBev S.A.	727	53,770

TOTAL BELGIUM		53,770

CANADA – 10.9%
Canadian National Railway Co.	1,290	110,279
Enbridge, Inc.	12,512	389,868
Hydro One Ltd. (a)	25,110	365,267
Inter Pipeline Ltd.	19,877	322,362
Methanex Corp.	385	24,932
Power Financial Corp.	8,991	193,623
Royal Bank of Canada	4,654	339,103
The Bank of Nova Scotia	5,167	277,298

TOTAL CANADA		2,022,732

DENMARK – 0.7%
ISS A/S	3,758	123,576

TOTAL DENMARK		123,576

FINLAND – 1.2%
Nordea Bank Abp	23,362	203,186
Orion Oyj Class B	581	20,005

TOTAL FINLAND		223,191

FRANCE – 9.8%
BNP Paribas S.A.	3,265	170,593
Bouygues S.A.	2,126	77,634
Engie S.A.	36,519	487,052
Eutelsat Communications S.A.	14,101	286,050
Sanofi	681	60,855
Societe Generale S.A.	3,528	129,329
TOTAL S.A.	8,070	473,511
Vinci S.A.	1,407	125,222

TOTAL FRANCE		1,810,246

GERMANY – 3.4%
BASF SE	396	30,389
Bayer AG	458	35,107

	Shares	Value
Daimler AG	4,373	$259,343
ProSiebenSat.1 Media SE	7,531	173,902
Siemens AG	1,145	131,614

TOTAL GERMANY		630,355

HONG KONG – 1.8%
Hang Seng Bank Ltd.	10,200	238,808
Jardine Matheson Holdings Ltd.	1,503	86,738

TOTAL HONG KONG		325,546

ITALY – 0.9%
Intesa Sanpaolo SpA	79,650	176,431

TOTAL ITALY		176,431

JAPAN – 16.3%
Astellas Pharma, Inc.	3,678	56,826
Honda Motor Co. Ltd.	9,500	271,183
ITOCHU Corp.	6,981	129,469
Japan Tobacco, Inc.	2,400	61,669
Lawson, Inc.	1,000	63,278
Marubeni Corp.	16,500	133,793
Mitsubishi Chemical Holdings Corp.	2,700	21,048
Mitsubishi Corp.	5,300	149,170
Mitsubishi Heavy Industries Ltd.	3,300	116,331
Mitsui & Co. Ltd.	7,800	130,327
Mizuho Financial Group, Inc.	145,848	250,474
MS&AD Insurance Group Holdings, Inc.	7,000	210,261
Nissan Motor Co. Ltd.	26,700	242,910
Sekisui House Ltd.	14,600	214,285
Subaru Corp.	8,400	226,587
Sumitomo Mitsui Financial Group, Inc.	6,504	253,234
Takeda Pharmaceutical Co. Ltd.	930	38,557
Teijin Ltd.	1,200	20,804
Toyota Motor Corp.	7,167	419,850

TOTAL JAPAN		3,010,056

JERSEY – 0.9%
Phoenix Group Holdings	20,923	161,131

TOTAL JERSEY		161,131

LUXEMBOURG – 2.3%
SES S.A.	19,896	427,606

TOTAL LUXEMBOURG		427,606

MACAU – 1.2%
Sands China Ltd.	56,000	220,659

TOTAL MACAU		220,659

See accompanying notes which are an integral part of the financial statements.

Annual Report	10

Common Stocks – continued
	Shares	Value
MEXICO – 0.1%
Fresnillo PLC	1,029	$11,161

TOTAL MEXICO		11,161

NETHERLANDS – 3.3%
Royal Dutch Shell PLC Class B	18,680	609,210

TOTAL NETHERLANDS		609,210

NORWAY – 1.3%
Gjensidige Forsikring ASA	12,813	198,507
Marine Harvest ASA	1,894	45,835

TOTAL NORWAY		244,342

SINGAPORE – 1.1%
Oversea-Chinese Banking Corp. Ltd.	27,580	213,846

TOTAL SINGAPORE		213,846

SPAIN – 3.1%
Banco Bilbao Vizcaya Argentaria S.A.	34,257	189,068
Enagas S.A.	10,419	276,617
Siemens Gamesa Renewable Energy S.A. (b)	9,417	104,443

TOTAL SPAIN		570,128

SWEDEN – 4.9%
Hennes & Mauritz AB Class B	16,616	293,485
Skandinaviska Enskilda Banken AB Class A	20,553	212,826
Skanska AB Class B	5,933	93,392
Svenska Cellulosa AB SCA Class B	2,721	25,756
Swedbank AB	10,540	237,379
Swedish Match AB	834	42,497

TOTAL SWEDEN		905,335

SWITZERLAND – 4.9%
LafargeHolcim Ltd. (b)	484	22,418
Nestle S.A.	1,754	148,078
Novartis AG	1,207	105,700
Roche Holding AG	360	87,611
Swiss Re AG	2,831	255,680
Zurich Insurance Group AG	914	283,780

TOTAL SWITZERLAND		903,267

UNITED KINGDOM – 20.3%
Admiral Group PLC	7,891	203,037

	Shares	Value
AstraZeneca PLC	766	$58,591
BAE Systems PLC	22,312	149,608
BP PLC	65,356	472,114
British American Tobacco PLC	1,598	69,274
BT Group PLC	203,595	623,409
GlaxoSmithKline PLC	2,916	56,476
HSBC Holdings PLC	44,706	367,913
Imperial Brands PLC	1,421	48,187
ITV PLC	117,623	223,940
Legal & General Group PLC	57,906	186,149
SSE PLC	33,951	494,850
Tate & Lyle PLC	4,893	42,103
Unilever N.V.	1,266	68,029
Vodafone Group PLC	264,553	497,502
WPP PLC	16,659	188,509

TOTAL UNITED KINGDOM		3,749,691

TOTAL COMMON STOCKS (Cost $21,124,620)		18,417,294

Money Market Funds – 0.0%

Fidelity Cash Central Fund, 2.23% (c) (Cost $5,326)	5,325	5,326

TOTAL INVESTMENT PORTFOLIO – 99.6% (Cost $21,129,946)		18,422,620

NET OTHER ASSETS (LIABILITIES) – 0.4%		77,560

NET ASSETS – 100.0%		$18,500,180

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $365,267 or of net assets.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$323

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Fidelity International High Dividend ETF

Schedule of Investments – continued

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,993,001	$872,090	$1,120,911	$—
Consumer Discretionary	3,224,368	1,193,657	2,030,711	—
Consumer Staples	701,780	300,962	400,818	—
Energy	2,875,196	1,320,362	1,554,834	—
Financials	5,471,016	3,091,165	2,379,851	—
Health Care	545,917	46,194	499,723	—
Industrials	1,661,598	596,063	1,065,535	—
Materials	214,719	113,633	101,086	—
Utilities	1,729,699	1,234,849	494,850	—
Money Market Funds	5,326	5,326	—	—

Total Investments in Securities:	$18,422,620	$8,774,301	$9,648,319	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report	12

Fidelity International Value Factor ETF

Schedule of Investments October 31, 2018

Showing Percentage of Net Assets

Common Stocks – 99.4%
	Shares	Value
AUSTRALIA – 4.2%
CSL Ltd.	625	$83,208
Fortescue Metals Group Ltd.	52,485	148,669
Macquarie Group Ltd.	1,672	138,768
National Australia Bank Ltd.	8,395	150,350

TOTAL AUSTRALIA		520,995

AUSTRIA – 0.4%
OMV AG	888	49,415

TOTAL AUSTRIA		49,415

CANADA – 9.3%
Air Canada (a)	7,398	140,379
Canadian Natural Resources Ltd.	3,410	93,562
CGI Group, Inc. Class A (a)	740	45,700
Empire Co. Ltd.	6,477	117,835
Magna International, Inc.	2,293	112,886
Manulife Financial Corp.	6,911	108,827
Power Corp. of Canada	4,548	93,900
Power Financial Corp.	4,271	91,977
Suncor Energy, Inc.	3,522	118,145
Teck Resources Ltd. Class B	4,889	101,052
The Bank of Nova Scotia	2,618	140,500

TOTAL CANADA		1,164,763

DENMARK – 2.0%
Novo Nordisk A/S Class B	2,364	102,093
Vestas Wind Systems A/S	2,301	144,308

TOTAL DENMARK		246,401

FRANCE – 9.2%
Atos SE	937	80,425
Cie de Saint-Gobain	3,233	121,792
Engie S.A.	8,719	116,285
Peugeot S.A.	4,460	106,236
Publicis Groupe S.A.	1,965	114,043
Safran S.A.	1,250	161,535
Sanofi	1,463	130,734
Societe Generale S.A.	3,926	143,918
TOTAL S.A.	2,935	172,212

TOTAL FRANCE		1,147,180

GERMANY – 9.7%
Allianz SE	851	177,280
BASF SE	1,841	141,276
Bayer AG	1,156	88,610
Covestro AG	1,149	74,337
Deutsche Bank AG	10,089	98,858
Deutsche Lufthansa AG	6,277	126,267
Merck KGaA	524	56,158

	Shares	Value
ProSiebenSat.1 Media SE	6,238	$144,045
SAP SE	1,813	194,124
Vonovia SE	2,581	118,163

TOTAL GERMANY		1,219,118

HONG KONG – 3.2%
CK Asset Holdings Ltd.	13,500	87,625
CLP Holdings Ltd.	8,000	89,672
Hong Kong Exchanges & Clearing Ltd.	4,100	108,748
Hongkong Land Holdings Ltd.	3,700	21,904
Jardine Matheson Holdings Ltd.	1,500	86,565

TOTAL HONG KONG		394,514

ITALY – 3.8%
Banco BPM SpA	36,845	69,318
Enel SpA	28,516	139,816
Eni SpA	4,372	77,645
Telecom Italia SpA/Milano	151,247	88,956
UniCredit SpA	8,076	103,511

TOTAL ITALY		479,246

JAPAN – 25.2%
Astellas Pharma, Inc.	9,000	139,052
Daiwa House Industry Co. Ltd.	3,900	117,758
FUJIFILM Holdings Corp.	3,000	129,751
Fujitsu Ltd.	1,800	109,509
Haseko Corp.	6,000	76,030
Hitachi Ltd.	4,000	122,281
Honda Motor Co. Ltd.	4,000	114,182
ITOCHU Corp.	8,000	148,368
Japan Tobacco, Inc.	5,200	133,616
JXTG Holdings, Inc.	12,300	83,111
Kajima Corp.	8,500	109,451
KDDI Corp.	4,200	101,639
Mazda Motor Corp.	6,800	72,427
Medipal Holdings Corp.	6,400	137,433
Mitsubishi Corp.	5,500	154,799
Mitsubishi UFJ Financial Group, Inc.	23,300	141,023
Mitsui & Co. Ltd.	8,600	143,694
NH Foods Ltd.	3,300	113,803
Nippon Steel & Sumitomo Metal Corp.	9,800	180,772
Nippon Telegraph & Telephone Corp.	2,200	90,725
ORIX Corp.	5,700	93,000
Sony Corp.	2,500	135,292
Sumitomo Corp.	8,200	124,367
Sumitomo Mitsui Financial Group, Inc.	3,000	116,805
The Kansai Electric Power Co., Inc.	4,100	62,753
Toyota Motor Corp.	3,500	205,033

TOTAL JAPAN		3,156,674

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Fidelity International Value Factor ETF

Schedule of Investments – continued

Common Stocks – continued
	Shares	Value
LUXEMBOURG – 0.7%
ArcelorMittal	3,683	$91,941

TOTAL LUXEMBOURG		91,941

NETHERLANDS – 4.2%
Aegon N.V.	17,960	110,418
Heineken Holding N.V.	779	67,499
Koninklijke Ahold Delhaize N.V.	3,643	83,474
Royal Dutch Shell PLC Class B	8,216	267,948

TOTAL NETHERLANDS		529,339

NEW ZEALAND – 0.0%
Fletcher Building Ltd.	723	2,850

TOTAL NEW ZEALAND		2,850

SINGAPORE – 0.9%
Oversea-Chinese Banking Corp. Ltd.	14,356	111,312

TOTAL SINGAPORE		111,312

SPAIN – 1.4%
Banco Bilbao Vizcaya Argentaria S.A.	20,374	112,446
Repsol S.A.	3,224	57,609

TOTAL SPAIN		170,055

SWEDEN – 1.4%
Essity AB Class B	3,072	70,127
Volvo AB Class B	6,880	102,848

TOTAL SWEDEN		172,975

SWITZERLAND – 7.5%
Adecco Group AG	2,389	117,037
Credit Suisse Group AG (a)	8,612	112,590
Nestle S.A.	3,434	289,909
Novartis AG	2,665	233,380
Roche Holding AG	790	192,256

TOTAL SWITZERLAND		945,172

	Shares	Value
UNITED KINGDOM – 14.8%
Anglo American PLC	9,418	$201,662
Aviva PLC	23,938	130,819
Babcock International Group PLC	12,262	95,795
Barclays PLC	67,238	148,146
British American Tobacco PLC	3,227	139,891
Fiat Chrysler Automobiles N.V. (a)	10,386	158,222
GlaxoSmithKline PLC	6,265	121,339
International Consolidated Airlines Group S.A.	12,780	98,568
J Sainsbury PLC	17,934	71,337
Micro Focus International PLC	7,527	116,685
Standard Life Aberdeen PLC	30,882	106,776
Unilever N.V.	2,604	139,926
Unilever PLC	2,354	124,691
Vodafone Group PLC	65,481	123,140
WPP PLC	7,379	83,499

TOTAL UNITED KINGDOM		1,860,496

UNITED STATES – 1.5%
Carnival PLC	1,847	100,672
Shire PLC	1,528	92,216

TOTAL UNITED STATES		192,888

TOTAL COMMON STOCKS (Cost $14,327,334)		12,455,334

TOTAL INVESTMENT PORTFOLIO – 99.4% (Cost $14,327,334)		12,455,334

NET OTHER ASSETS (LIABILITIES) – 0.6%		76,345

NET ASSETS – 100.0%		$12,531,679

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$423

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report	14

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$518,503	$114,043	$404,460	$—
Consumer Discretionary	1,308,524	377,344	931,180	—
Consumer Staples	1,352,108	410,272	941,836	—
Energy	919,647	261,122	658,525	—
Financials	2,609,290	1,375,913	1,233,377	—
Health Care	1,376,479	276,799	1,099,680	—
Industrials	1,875,773	911,767	964,006	—
Information Technology	798,475	126,125	672,350	—
Materials	942,559	620,511	322,048	—
Real Estate	345,450	227,692	117,758	—
Utilities	408,526	205,957	202,569	—

Total Investments in Securities:	$12,455,334	$4,907,545	$7,547,789	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Financial Statements

Statements of Assets and Liabilities
October 31, 2018
	Fidelity International High Dividend ETF	Fidelity International Value Factor ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$18,417,294	$12,455,334
Fidelity Central Funds	5,326	—

Total Investments in Securities	$18,422,620	$12,455,334
Cash	1,558	849
Foreign currency held at value (cost $4,073 and $11,938, respectively)	3,969	11,742
Dividends receivable	78,232	67,949
Distributions receivable from Fidelity Central Funds	14	2

Total assets	18,506,393	12,535,876

Liabilities
Accrued management fees	6,213	4,197

Total liabilities	6,213	4,197

Net Assets	$18,500,180	$12,531,679

Net Assets consist of:
Paid in capital	21,412,991	14,928,188
Total distributable earnings (loss)	(2,912,811)	(2,396,509)

Net Assets	$18,500,180	$12,531,679

Shares outstanding	900,000	600,000

Net Asset Value, offering price and redemption price per share	$20.56	$20.89

Investments at cost – Unaffiliated issuers	$21,124,620	$14,327,334
Investments at cost – Fidelity Central Funds	5,326	—

Investments at cost	$21,129,946	$14,327,334

See accompanying notes which are an integral part of the financial statements.

Annual Report	16

Statements of Operations
For the period January 16, 2018 (commencement of operations) to October 31, 2018
	Fidelity International High Dividend ETF	Fidelity International Value Factor ETF
Investment Income
Dividends	$578,194	$417,466
Non-Cash dividends	49,708	—
Income from Fidelity Central Funds	323	423

Income before foreign taxes withheld	628,225	417,889
Less foreign taxes withheld	(48,139)	(34,505)

Total income	580,086	383,384

Expenses
Management fees	45,350	39,729
Independent trustees’ compensation	65	62

Total expenses before reductions	45,415	39,791
Expense reductions	(55)	(34)

Total expenses	45,360	39,757

Net investment income (loss)	534,726	343,627

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(243,675)	(546,663)
Net realized gain (loss) on Fidelity Central Funds	1	—
Net realized gain (loss) on foreign currency transactions	(2,906)	(2,222)

Total net realized gain (loss)	(246,580)	(548,885)

Change in net unrealized appreciation (depreciation) on investment securities	(2,707,326)	(1,872,000)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	(731)	(1,151)

Total change in net unrealized appreciation (depreciation)	(2,708,057)	(1,873,151)

Net gain (loss)	(2,954,637)	(2,422,036)

Net increase (decrease) in net assets resulting from operations	$(2,419,911)	$(2,078,409)

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets
For the period January 16, 2018 (commencement of operations) to October 31, 2018
	Fidelity International High Dividend ETF	Fidelity International Value Factor ETF
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$534,726	$343,627
Net realized gain (loss)	(246,580)	(548,885)
Change in net unrealized appreciation (depreciation)	(2,708,057)	(1,873,151)

Net increase (decrease) in net assets resulting from operations	(2,419,911)	(2,078,409)

Distributions to shareholders	(492,900)	(318,100)

Share transactions
Proceeds from sales of shares	21,412,991	14,928,188

Net increase (decrease) in net assets resulting from share transactions	21,412,991	14,928,188

Total increase (decrease) in net assets	18,500,180	12,531,679

Net Assets
Beginning of period	—	—

End of period	$18,500,180	$12,531,679

Other Information
Shares
Sold	900,000	600,000
Redeemed	—	—

Net increase (decrease)	900,000	600,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	18

Financial Highlights
	Fidelity International High Dividend ETF	Fidelity International Value Factor ETF
Period ended October 31,	2018A	2018A
Selected Per-Share Data
Net asset value, beginning of period	$25.08	$25.00

Income from Investment Operations
Net investment income (loss)B	0.82	0.62
Net realized and unrealized gain (loss)	(4.63)	(4.18)

Total from investment operations	(3.81)	(3.56)

Distributions from net investment income	(0.71)	(0.55)

Total distributions	(0.71)	(0.55)

Net asset value, end of period	$20.56	$20.89

Total ReturnC,D	(15.44)%	(14.46)%
Ratios to Average Net AssetsE,F,G
Expense before reductions	.39%	.39%
Expenses net of fee waivers, if any	.39%	.39%
Expenses net of all reductions	.39%	.39%
Net investment income (loss)	4.59%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$18,500	$12,532
Portfolio turnover rateH,I,J	42%	65%

A	For the period January 16, 2018 (commencement of operations) to October 31, 2018.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

H	Amount does not include the portfolio activity of any underlying funds.

I	Amount not annualized.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Notes to Financial Statements

For the period ended October 31, 2018

1. Organization.

Fidelity International High Dividend ETF and Fidelity International Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds’ Schedules of Investments lists each of the Fidelity Central Funds held as of year end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds’ Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report	20

3. Significant Accounting Policies – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2018, is included at the end of each Fund’s Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2018 each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity International High Dividend ETF	$21,173,478	$372,277	$(3,123,135)	$(2,750,858)
Fidelity International Value Factor ETF	14,343,017	295,096	(2,182,779)	(1,887,683)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

21	Annual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity International High Dividend ETF	$38,925	$(200,146)	$(2,750,858)
Fidelity International Value Factor ETF	32,640	(540,315)	(1,887,683)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity International High Dividend ETF	$(200,146)	$—	$(200,146)
Fidelity International Value Factor ETF	(540,315)	—	(540,315)

The tax character of distributions paid was as follows:

October 31, 2018
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity International High Dividend ETFA	$492,900	$—	$—	$492,900
Fidelity International Value Factor ETFA	318,100	—	—	318,100

A	For the period from January 16, 2018 (commencement of operations) to October 31, 2018.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity International High Dividend ETF	$9,003,525	$6,130,605
Fidelity International Value Factor ETF	11,028,802	8,419,173

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity International High Dividend ETF	$18,508,595	$—
Fidelity International Value Factor ETF	12,264,516	—

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC) (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .39% of each Fund’s average net assets. Under the management contract, FMRC pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with the sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Annual Report	22

6. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund’s management fee. During the year, these credits reduced management fees by the following amounts:

Amount
Fidelity International High Dividend ETF	$55
Fidelity International Value Factor ETF	34

7. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

8. Other.

The Funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

23	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity International High Dividend ETF and Fidelity International Value Factor ETF:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity International High Dividend ETF and Fidelity International Value Factor ETF (the “Funds”), each a fund of Fidelity Covington Trust, including the schedules of investments, as of October 31, 2018, the related statements of operations and changes in net assets, and the financial highlights for the period January 16, 2018 (commencement of operations) through October 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2018, and the results of their operations, changes in its net assets, and the financial highlights for the period January 16, 2018 (commencement of operations) through October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 14, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Annual Report	24

Premium/Discount Analysis (Unaudited)

Shares of each fund are listed on NYSE Arca and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on NYSE Arca.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.

Fidelity International High Dividend ETF

Period Ended October 31, 2018

From commencement of operations* to October 31, 2018	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	8	4.00%	30	15.00%
25 – <50	0	—	64	32.00%
50 – <75	2	1.00%	61	30.50%
75 – <100	0	—	27	13.50%
100 or above	0	—	8	4.00%
Total	10	5.00%	190	95.00%

*	From January 18, 2018, date initially listed on the NYSE ARCA exchange.

Fidelity International Value Factor ETF

Period Ended October 31, 2018

From commencement of operations* to October 31, 2018	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	21	10.50%	63	31.50%
25 – <50	8	4.00%	54	27.00%
50 – <75	0	—	39	19.50%
75 – <100	1	0.50%	11	5.50%
100 or above	0	—	3	1.50%
Total	30	15.00%	170	85.00%

*	From January 18, 2018, date initially listed on the NYSE ARCA exchange.

25	Annual Report

Trustees and Officers (Unaudited)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund’s performance. Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity’s high income and certain equity funds, and other Boards oversee Fidelity’s investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds’ Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

Annual Report	26

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with Fidelity to enhance the Board’s oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), FMR’s internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate, including an annual review of Fidelity’s risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Trustees.”

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2018
Trustee
Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2018
Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity’s Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity’s Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity’s Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity’s Bond Division.

*	Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+

The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

27	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)
Year of Election or Appointment: 2018
Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2018
Trustee
Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)
Year of Election or Appointment: 2018

Annual Report	28

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)
Year of Election or Appointment: 2018
Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith’s retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

+

The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston,

Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

29	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Name, Year of Birth; Principal Occupation
Vicki L. Fuller (1957)
Year of Election or Appointment: 2018
Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)
Year of Election or Appointment: 2018
Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)
Year of Election or Appointment: 2017
Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2017
Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)
Year of Election or Appointment: 2018

Annual Report	30

Name, Year of Birth; Principal Occupation
Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)
Year of Election or Appointment: 2018
Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2018
Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin’ Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)
Year of Election or Appointment: 2018
Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

31	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupation
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)
Year of Election or Appointment: 2017
Assistant Treasurer
Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2018
Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)
Year of Election or Appointment: 2017
Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Annual Report	32

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2018 to October 31, 2018).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During PeriodB May 1, 2018 to October 31, 2018
Fidelity International High Dividend ETF	0.39%
Actual		$1,000.00	$892.20	$1.86
HypotheticalC		$1,000.00	$1,023.24	$1.99
Fidelity International Value Factor ETF	0.39%
Actual		$1,000.00	$881.90	$1.85
HypotheticalC		$1,000.00	$1,023.24	$1.99

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

C	5% return per year before expenses.

33	Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:

October 2018
Fidelity International High Dividend ETF	0%
Fidelity International Value Factor ETF	0%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

October 2018
Fidelity International High Dividend ETF	100%
Fidelity International Value Factor ETF	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International High Dividend ETF	10/31/2018	$0.6977	$0.0532
Fidelity International Value Factor ETF	10/31/2018	$0.6958	$0.0567

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Annual Report	34

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35

IHD-IVE-ANN-1218 869630.1.0 1.9885304.100

Item 2.	Code of Ethics

As of the end of the period, October 31, 2018, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity International High Dividend ETF and Fidelity International Value Factor ETF (the “Funds”):

Services Billed by Deloitte Entities

October 31, 2018 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity International High Dividend ETF	$15,000	$—	$2,500	$—
Fidelity International Value Factor ETF	$15,000	$—	$2,500	$—

October 31, 2017 FeesB

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity International High Dividend ETF	$—	$—	$—	$—
Fidelity International Value Factor ETF	$—	$—	$—	$—

A	Amounts may reflect rounding.
B	Fidelity International High Dividend ETF and Fidelity International Value Factor ETF commenced operations on January 16, 2018.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2018A,B	October 31, 2017B
Audit-Related Fees	$290,000	$—
Tax Fees	$5,000	$—
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity International High Dividend ETF and Fidelity International Value Factor ETFs’ commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*        *        *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2018A,B	October 31, 2017B
Deloitte Entities	$760,000	$—

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity International High Dividend ETF and Fidelity International Value Factor ETFs’ commencement of operations.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of October 31, 2018, the members of the Audit Committee were Joseph Mauriello, Don Donahue and Alan Lacy.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2018

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 26, 2018